Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Restricted Stock Unit Activity

For the nine months ended September 30, 2023, a summary of RSU activity is as follows:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2022	1,028,960	$2.31
Granted	2,000,645	0.36
Canceled	(152,253)	1.58
Vested and released	(387,456)	0.38
Outstanding as of September 30, 2023	2,489,896	$1.08
Vested as of September 30, 2023	2,070,174	$1.01
Unvested as of September 30, 2023	419,722	$1.43
For the nine months ended September 30, 2022, a summary of RSU activity is as follows:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	1,147,250	$3.78
Granted	457,091	1.18
Canceled	(168,250)	2.81
Vested and released	(429,107)	3.44
Outstanding as of September 30, 2022	1,006,984	$2.90
Vested as of September 30, 2022	377,617	$3.72
Unvested as of September 30, 2022	629,367	$2.41

For the year ended December 31, 2022, a summary of RSU activity is as follows:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	1,147,250	$3.78
Granted	749,067	0.93
Canceled	(271,000)	2.79
Vested and released	(596,357)	3.18
Outstanding as of December 31, 2022	1,028,960	$2.31
Vested as of December 31, 2022	471,484	$3.23
Unvested as of December 31, 2022	557,476	$1.53

 For the year ended December 31, 2022, the aggregate fair value of RSUs at the time of vesting was $697,361.

As of December 31, 2022, the Company had $425,878 of unrecognized stock-based compensation expense related to RSUs, which will be amortized over approximately sixteen months. During the year ended December 31, 2022, the company recognized $1,780,234 of stock compensation related to restricted stock units.

For the year ended December 31, 2021, a summary of RSU activity is as follows:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	100,000	$1.34
Granted	1,392,402	3.99
Canceled	(91,667)	5.40
Vested and released	(253,485)	3.39
Outstanding as of December 31, 2021	1,147,250	$3.78
Vested as of December 31, 2021	325,845	$5.34
Unvested as of December 31, 2021	821,405	$3.16

Summary of Options Activity

For the nine months ended September 30, 2023, a summary of the options activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	2,561,231	$2.18	$1.19	3.33	$31,124
Granted	325,000	0.32	0.15	3.02	—
Expired/Forfeited	(108,499)	4.46	2.47	—	—
Outstanding as of September 30, 2023	2,777,732	$$1.88	$1.02	2.84	$6,194
Exercisable as of September 30, 2023	2,297,691	$2.18	$1.18	2.53	$6,194

For the nine months ended September 30, 2022, a summary of the options activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	2,541,667	$2.88	$1.57	4.27	$1,244,029
Granted	395,000	0.76	0.36	3.02	—
Exercised	(185,000)	0.40	0.29	—	10,750
Expired/Forfeited	(267,294)	6.22	3.34	—	—
Outstanding as of September 30, 2022	2,484,373	$2.37	$1.29	3.47	$89,334
Exercisable as of September 30, 2022	1,836,095	$2.42	$1.33	3.16	$89,334

For the year ended December 31, 2022, a summary of the options activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	2,541,667	$2.88	$1.57	4.27	$1,244,029
Granted	512,065	0.66	0.32	3.02	—
Exercised	(185,000)	0.40	0.29	—	—
Expired/Forfeited	(307,501)	6.47	3.46	—	—
Outstanding as of December 31, 2022	2,561,231	$2.18	$1.19	3.33	$31,124
Exercisable as of December 31, 2022	2,046,309	$2.37	$1.30	3.06	$31,124

As of December 31, 2022, the Company has $376,797 of total unrecognized compensation cost related to stock options, which will be amortized over approximately twenty-four months. During the year ended December 31, 2022, the Company recognized $1,640,430 of stock compensation related to stock options.

Intrinsic value is measured using the fair market value at the date of exercise (for shares exercised) or as of December 31, 2022 (for outstanding options), less the applicable exercise price.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

For the year ended December 31, 2021, a summary of the options activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	2,255,267	$1.46	$0.82	5.31	$10,247,548
Granted	1,049,500	5.31	2.85	3.01	—
Exercised	(513,500)	0.24	0.15	—	675,363
Expired/Forfeited	(249,600)	5.50	2.96	—	7,277
Outstanding as of December 31, 2021	2,541,667	$2.88	$1.57	4.27	$1,244,029
Exercisable as of December 31, 2021	1,548,083	$1.97	$1.10	4.14	$1,178,340

Schedule of Significant Weighted Average Assumptions
	September 30,
	2023	2022
Stock price	$0.32	$0.46
Dividend yield	—%	—%
Expected life (years)	3.02	3.02
Expected volatility	63.64%	69.84. %
Risk-free interest rate	4.22%	3.25%

	Year Ended December 31,
	2022	2021
Stock price	$0.66	$5.31
Dividend yield	—%	—%
Expected life (years)	3.02	3.01
Expected volatility	69.49%	83.88%
Risk-free interest rate	3.47%	0.47%